united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018
Shares		Fair Value

	COMMON STOCKS - 88.1%
	AEROSPACE/DEFENSE - 0.8%
2,304	HEICO Corp.	$208,927

	AGRICULTURE - 2.8%
11,844	Bunge Ltd.	769,623

	AUTO PARTS & EQUIPMENT - 1.4%
9,018	Adient PLC	390,389

	BANKS - 3.4%
32,886	First Hawaiian, Inc.	953,365

	BEVERAGES - 2.0%
24,228	Keurig Dr Pepper, Inc.	552,399

	COMMERCIAL SERVICES - 4.8%
16,236	Booz Allen Hamilton Holding Corp.	830,634
8,280	ServiceMaster Global Holdings, Inc. *	499,036
		1,329,670
	COMPUTERS - 3.3%
29,844	Genpact Ltd.	914,420

	COSMETICS/PERSONAL CARE - 5.7%
7,056	Colgate-Palmolive Co.	468,589
20,484	Coty, Inc.	253,182
10,152	Procter & Gamble Co.	842,108
		1,563,879
	ELECTRIC - 10.8%
9,900	American Electric Power Co., Inc.	710,127
3,258	Duke Energy Corp.	264,680
10,620	Entergy Corp.	887,726
2,772	Southern Co.	121,358
7,092	WEC Energy Group, Inc.	479,277
11,340	Xcel Energy, Inc.	544,887
		3,008,055
	ENTERTAINMENT - 0.3%
270	Madison Square Garden Co. *	81,524

	FOOD - 4.4%
8,244	Hershey Co.	828,687
5,454	Kellogg Co.	391,543
		1,220,230
	GAS - 1.9%
9,378	National Fuel Gas Co.	520,760

	HEALTHCARE PRODUCTS - 0.8%
450	Edwards Lifesciences Corp. *	64,908
2,790	Integra LifeSciences Holdings Corp. *	165,921
		230,829

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares		Fair Value

	HEALTHCARE SERVICES - 1.3%
1,926	Cigna Corp.	$362,743

	HOUSEHOLD PRODUCTS - 4.9%
8,100	Church & Dwight Co., Inc.	458,298
4,806	Clorox Co.	696,774
1,800	Kimberly-Clark Corp.	207,972
		1,363,044
	INSURANCE - 4.1%
19,962	Arch Capital Group Ltd. *	610,238
2,502	Axis Capital Holdings Ltd.	143,915
306	Markel Corp. *	369,893
		1,124,046
	LODGING - 3.1%
26,442	Hilton Grand Vacations, Inc. *	863,596

	MINING - 4.3%
20,574	Newmont Mining Corp.	638,411
7,380	Royal Gold, Inc.	562,799
		1,201,210
	OIL & GAS - 0.6%
1,728	Cabot Oil & Gas Corp.	41,178
5,490	Centennial Resource Development, Inc. *	105,792
1,782	Extraction Oil & Gas, Inc. *	20,582
		167,552
	PACKAGING & CONTAINERS - 3.7%
14,490	Berry Global Group, Inc. *	691,608
12,060	Silgan Holdings, Inc.	328,635
		1,020,243
	PHARMACEUTICALS - 3.3%
4,482	Bristol-Myers Squibb Co.	271,385
6,102	Eli Lilly & Co.	644,676
		916,061
	RETAIL - 9.0%
14,364	Dunkin' Brands Group, Inc.	1,046,992
4,590	Walmart, Inc.	439,998
25,974	Yum China Holdings, Inc.	1,004,674
		2,491,664
	SOFTWARE - 4.0%
14,778	Black Knight, Inc. *	789,145
5,094	RealPage, Inc. *	317,866
		1,107,011
	TELECOMMUNICATIONS - 3.7%
6,930	AT&T, Inc.	221,344
23,076	Zayo Group Holdings, Inc. *	799,814
		1,021,158
	WATER - 3.7%
27,774	Aqua America, Inc.	1,032,637

	TOTAL COMMON STOCKS (Cost $24,387,761)	24,415,035

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
	Shares		Fair Value

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.4%
	10,746	Camden Property Trust	$1,021,515
	9,828	Mid-America Apartment Communities, Inc.	1,017,788
		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,999,809)	2,039,303

		TOTAL INVESTMENTS - 95.5% (Cost $26,387,570) (a)	$26,454,338
		OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%	1,235,815
		TOTAL NET ASSETS - 100.0%	$27,690,153

ETF - Exchange Traded Fund
*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,600,086 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$82,968
		Unrealized Depreciation:	(228,716)
		Net Unrealized Depreciation:	$(145,748)

QuantX Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 86.5%
		ASSET ALLOCATION FUNDS - 80.4%
	25,340	iShares Core MSCI EAFE ETF	$1,614,411
	814,870	QuantX Dynamic Beta US Equity ETF #	25,097,996
	48,615	SPDR S&P 500 ETF Trust	14,113,421
			40,825,828
		DEBT FUNDS - 6.1%
	30,345	iShares 7-10 Year Treasury Bond ETF	3,113,700

		TOTAL EXCHANGE TRADED FUNDS (Cost $40,923,762)	43,939,528

		TOTAL INVESTMENTS - 86.5% (Cost $40,923,762) (a)	$43,939,528
		OTHER ASSETS IN EXCESS OF LIABILITIES - 13.5%	6,851,560
		TOTAL NET ASSETS - 100.0%	$50,791,088

ETF - Exchange Traded Fund
#	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $41,059,984 and differs from fair
	value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$2,879,544
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$2,879,544

QuantX Risk Managed Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 84.5%
		ASSET ALLOCATION FUND - 1.3%
	4,416	SPDR Bloomberg Barclays Convertible Securities ETF	$136,322

		DEBT FUNDS - 27.3%
	9,512	Invesco Senior Loan ETF	219,347
	1,264	iShares iBoxx $ Investment Grade Corporate Bond ETF	145,916
	1,152	iShares 20+ Year Treasury Bond ETF	139,386
	6,512	iShares 7-10 Year Treasury Bond ETF	668,196
	5,848	iShares US Preferred Stock ETF	221,873
	4,336	SPDR Bloomberg Barclays Convertible Securities ETF	235,662
	39,760	VanEck Vectors Fallen Angel High Yield Bond ETF	1,154,233
			2,784,613
		EQUITY FUNDS - 55.9%
	48,400	Global X MLP ETF	473,352
	19,880	Global X SuperDividend ETF	411,516
	31,192	Invesco S&P 500 BuyWrite ETF	707,123
	11,136	iShares Cohen & Steers REIT ETF	1,153,021
	32,072	iShares Mortgage Real Estate ETF	1,447,730
	9,240	Vanguard High Dividend Yield ETF	807,668
	22,944	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	702,316
			5,702,726
		TOTAL EXCHANGE TRADED FUNDS (Cost $8,455,713)	8,623,661

		TOTAL INVESTMENTS - 84.5% (Cost $8,455,713) (a)	$8,623,661
		OTHER ASSETS IN EXCESS OF LIABILITIES - 15.5%	1,585,253
		TOTAL NET ASSETS - 100.0%	$10,208,914

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,495,052 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$150,269
		Unrealized Depreciation:	(21,660)
		Net Unrealized Appreciation:	$128,609

QuantX Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 84.2%
		COMMODITY FUNDS - 0.3%
	6,832	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$124,069

		DEBT FUNDS - 4.9%
	84	iShares 20+ Year Treasury Bond ETF	10,164
	15,428	iShares 7-10 Year Treasury Bond ETF	1,583,067
	3,948	SPDR Bloomberg Barclays Convertible Securities ETF	214,574
			1,807,805
		EQUITY FUNDS - 79.0%
	38,248	Alerian MLP ETF	414,991
	9,436	Consumer Staples Select Sector SPDR Fund	507,468
	25,760	Energy Select Sector SPDR Fund	1,917,574
	9,772	Invesco QQQ Trust Series 1	1,823,944
	924	Invesco S&P 500 Equal Weight ETF	98,970
	4,200	Invesco S&P 500 Low Volatility ETF	209,076
	15,120	iShares Cohen & Steers REIT ETF	1,565,525
	11,732	iShares Mortgage Real Estate ETF	529,582
	12,264	iShares MSCI ACWI ETF	905,206
	18,592	iShares Russell 1000 Growth ETF	2,891,242
	16,240	iShares Russell 2000 ETF	2,809,845
	11,620	iShares U.S. Real Estate ETF	966,552
	31,780	SPDR S&P 500 ETF Trust	9,226,052
	32,396	Technology Select Sector SPDR Fund	2,449,137
	7,728	Utilities Select Sector SPDR Fund	413,216
	5,376	Vanguard Total Stock Market ETF	806,776
	61,628	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	1,886,433
			29,421,589
		TOTAL EXCHANGE TRADED FUNDS (Cost $30,615,015)	31,353,463

		TOTAL INVESTMENTS - 84.2% (Cost $30,615,015) (a)	$31,353,463
		OTHER ASSETS IN EXCESS OF LIABILITIES - 15.8%	5,878,331
		TOTAL NET ASSETS - 100.0%	$37,231,794

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,909,900 and differs from fair
	value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$471,216
		Unrealized Depreciation:	(27,653)
		Net Unrealized Appreciation:	$443,563

QuantX Risk Managed Real Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 91.2%
		COMMODITY FUND - 20.3%
	58,464	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$1,465,704

		DEBT FUNDS - 11.4%
	6,114	iShares 1-3 Year Treasury Bond ETF	509,541
	2,796	iShares TIPS Bond ETF	313,404
			822,945
		EQUITY FUNDS - 59.5%
	7,152	Energy Select Sector SPDR Fund	532,395
	26,076	iShares Cohen & Steers REIT ETF	2,699,909
	12,312	iShares Global Infrastructure ETF	524,737
	9,204	Materials Select Sector SPDR Fund	545,521
			4,302,562
		TOTAL EXCHANGE TRADED FUNDS (Cost $6,632,292)	6,591,211

		TOTAL INVESTMENTS - 91.2% (Cost $6,632,292) (a)	$6,591,211
		OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%	637,271
		TOTAL NET ASSETS - 100.0%	$7,228,482

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,652,433 and differs from fair
	value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$14,041
		Unrealized Depreciation:	(75,263)
		Net Unrealized Depreciation:	$(61,222)

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2018 for the Fund's assets and liabilities measured at fair value:

QuantX Dynamic Beta US Equity ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,415,035	$-	$-	$24,415,035
Real Estate Investment Trusts (REITs)	2,039,303	-	-	2,039,303
Total	$26,454,338	$-	$-	$26,454,338

QuantX Risk Managed Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$43,939,528	$-	$-	$43,939,528
Total	$43,939,528	$-	$-	$43,939,528

QuantX Risk Managed Multi-Asset Income ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,623,661	$-	$-	$8,623,661
Total	$8,623,661	$-	$-	$8,623,661

QuantX Risk Managed Multi-Asset Total Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,353,463	$-	$-	$31,353,463
Total	$31,353,463	$-	$-	$31,353,463

QuantX Risk Managed Real Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,591,211	$-	$-	$6,591,211
Total	$6,591,211	$-	$-	$6,591,211

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Risk Managed Growth ETF Fund currently seeks to achieve its investment objective by investing a portion of its assets in the QuantX Dynamic Beta US Equity ETF and the SPDR S&P 500 ETF Trust. The Fund may redeem its investment from these securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Growth ETF Fund may be directly affected by the performance of the QuantX Dynamic Beta US Equity ETF and the SPDR S&P 500 ETF Trust. The Financial Statements of the QuantX Dynamic Beta US Equity ETF and the SPDR S&P 500 ETF Trust can be found on the Securities and Exchange Commission’s website www.sec.gov. As of August 31, 2018 the percentage of the Risk Managed Growth ETF Fund’s net assets invested in the QuantX Dynamic Beta US Equity ETF and the SPDR S&P 500 ETF Trust was 49.41% and 27.79% respectively.

The Risk Managed Real Return ETF currently seeks to achieve its investment objective by investing a portion of its assets in the iShares Cohen & Steers REIT ETF. The Fund may redeem its investment from the security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Real Return ETF may be directly affected by the performance of the iShares Cohen & Steers REIT ETF. The Financial Statements of the iShares Cohen & Steers REIT ETF can be found on the Securities and Exchange Commission’s website www.sec.gov. As of August 31, 2018 the percentage of the Risk Managed Real Return ETF's net assets invested in the iShares Cohen & Steers REIT ETF was 37.35%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/29/2018

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/29/2018